Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2025
Financial Risk Management
Schedule of expected cash flows for non-derivative financial liabilities

	Less
	than 1
	month	1-3 months	3-12 months	1-5 years	5+ years	Total
December 31, 2024
Trade accounts payable	7,733	—	—	—	—	7,733
Other payables and accruals*	993	5,170	3,165	—	—	9,328
Lease liabilities	4,359	8,300	34,961	68,215	—	115,835
Total	13,085	13,470	38,126	68,215	—	132,896
December 31, 2025
Trade accounts payable	2,815	—	—	—	—	2,815
Other payables and accruals*	1,023	3,166	14,027	—	—	18,216
Lease liabilities	3,731	7,095	30,480	26,975	—	68,281
Total	7,569	10,261	44,507	26,975	—	89,312

*Non-financial liabilities are excluded.

Summary of credit risk exposure

	As of
	December 31,
	2024	2025
Cash and cash equivalents	7,771	5,221
Trade and other receivables	13,383	16,959
Due from related parties	10,408	417